FAIR VALUES	12 Months Ended
Dec. 31, 2014
FAIR VALUES
FAIR VALUES

NOTE 7 - FAIR VALUES

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions used to estimate the fair value of the following items:

Securities:  The fair values of trading securities and securities available-for-sale are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

Impaired Loans:  At the time a loan is considered impaired, it is valued at the lower of cost or fair value of underlying collateral.  Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate Owned:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral dependent impaired loans and real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company.  On an annual basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment should be made to the appraisal value to arrive at fair value.

At December 31, 2014 and 2013, the Company had no liabilities measured at fair value.  Assets measured at fair value on a recurring basis are summarized below:

December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$10,993	$—	$10,993	$—
Residential agency mortgage-backed	43,221	—	43,221	—

December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Securities available-for-sale
U.S. government-sponsored entities	$8,906	$—	$8,906	$—
Residential agency mortgage-backed	54,898	—	54,898	—

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2014 and 2013.

The following tables set forth the Company’s assets that were measured at fair value on a non-recurring basis:

	December 31, 2014
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$201	$—	$—	$201
Multi-family and commercial	346	—	—	346
Other real estate owned:
One-to-four family	412	—	—	412
Multi-family and commercial	1,299	—	—	1,299

	December 31, 2013
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
One-to-four family	$513	$—	$—	$513
Multi-family and commercial	526	—	—	526
Other real estate owned:
One-to-four family	130	—	—	130
Multi-family and commercial	2,283	—	—	2,283

At December 31, 2014, impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a recorded investment of $547, with no valuation allowance, resulting in an additional provision for loan losses of $134 for 2014. At December 31, 2013, impaired loans had a recorded investment of $1,413, net of a valuation allowance of $374, resulting in no additional provision for loan losses for the year ended December 31, 2013.

At December 31, 2014, other real estate owned, which is carried at fair value less estimated costs to sell, had a carrying amount of $2,021, net of a valuation allowance of $310, resulting in a write-down of $86 during 2014.  At December 31, 2013, other real estate owned had a carrying amount of $2,636, net of a valuation allowance of $223, resulting in $13 additional write-downs during 2013.

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis:

	December 31, 2014
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One-to-four family	$201	Sales comparison approach	Adjustment for differences between the comparable Sales	0.0-7.0% (-4.8%)
Impaired loans — Multi-family and commercial	$346	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-56.7% (18.2%)
Other real estate owned — One-to-four family	$412	Sales comparison approach	Adjustment for differences between the comparable sales	0.0-5.3% (-6.5%)
Other real estate owned — multi-family and commercial	$90	Sales comparison approach	Adjustment for differences between the comparable sales	5.7-55.4% (34.2%)
	1,209	Income approach	Adjustment for differences in net operating income expectations	13.1% (13.1%)
			Capitalization rate	8.3% (8.3%)

	December 31, 2013
		Valuation		Range
	Fair Value	Technique(s)	Unobservable Input(s)	(Weighted Average)

Impaired loans — One —to four-family	$513	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 31.2% (5.5%)
Impaired loans — Multi-family and commercial	$526	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 23.7% (-6.4%)
Other real estate owned — One -to four family	$130	Sales comparison approach	Adjustment for differences between the comparable sales	0.0% (0.0%)
Other real estate owned — multi-family and commercial	$1,037	Sales comparison approach	Adjustment for differences between the comparable sales	0.0 – 4.9% (1.1%)
	1,246	Income approach	Adjustment for differences in net operating income expectations	12.0% (12.0%)
			Capitalization rate	9.8% (9.8%)

The carrying amount and estimated fair value of financial instruments not previously presented were as follows.

	December 31, 2014
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$32,898	$32,898	$—	$—	$32,898
Securities held-to-maturity	331	—	341	—	341
Loans, net (less impaired loans)	113,583	—	—	113,316	113,316
FHLB stock	1,768	N/A	N/A	N/A	1,768
Accrued interest receivable	438	—	20	418	438

Financial liabilities
Non-interest-bearing deposits	$20,905	$20,905	$—	$—	$20,905
Interest-bearing deposits	145,344	—	145,444	—	145,444
FHLB advances	12,000	—	12,163	—	12,163
Advances from borrowers for taxes	2,068	—	2,068	—	2,068
Accrued interest payable	28	—	28	—	28

	December 31, 2013
	Carrying	Fair Value Measurements Using:
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$22,281	$22,281	$—	$—	$22,281
Securities held-to-maturity	335	—	350	—	350
Loans, net (less impaired loans)	117,733	—	—	115,242	115,242
FHLB stock	1,768	N/A	N/A	N/A	1,768
Accrued interest receivable	509	—	30	479	509

Financial liabilities
Non-interest-bearing deposits	$18,936	$18,936	$—	$—	$18,936
Interest-bearing deposits	145,583	—	145,454	—	145,454
FHLB advances	17,000	—	17,488	—	17,488
Advances from borrowers for taxes	1,955	—	1,955	—	1,955
Accrued interest payable	36	—	36	—	36

The methods and assumptions, not previously presented, used to estimate fair values are described as follows:

(a)Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1

(b)Securities Held-to-Maturity

The carrying amounts of held to maturity securities are determined using a pricing matrix resulting in a Level 2 classification.

(c)FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

(d)Loans

Fair values of loans, excluding loans held for sale, are estimated as follows:  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

(e)Accrued Interest Receivable

The carrying amount of accrued interest receivable approximates its fair value and is classified as Level 2 for securities and Level 3 for loans.

(f)Deposits

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) and are classified as Level 1.  The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date are classified as a Level 2. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

(g)FHLB Advances

The fair value of FHLB  advances, which are at a fixed rate, are estimated using discounted cash flow analyses based on current rates for similar advances resulting in a Level 2 classification.

(h)Advances From Borrowers For Taxes

The carrying value of the short-term borrowings approximated fair value and are classified as Level 2.

(i)Accrued Interest Payable

The carrying amount of accrued interest payable approximates its fair value and is classified as Level 2.